OTHER EMPLOYEE BENEFIT PLANS - Defined Benefit Plans and Other Post Retirement Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Accrued liabilities related to total defined benefit plan	$ 20.4	$ 22.0
Defined benefit plan net periodic benefit cost credit settlement gain loss statement of income or comprehensive income extensible list not disclosed flag	defined benefit pension plan
Unfunded status of plan	$ 8.1	$ 9.3
Realization of loss	$ 20.5